Lease - Summary of Changes in Right-of-Use Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	₩ 4,946	₩ 4,453
Depreciation	(2,957)	(2,135)
Additions	3,784	2,637
Removal	(13)	(15)
Translation differences	(23)	6
Ending balance	5,737	4,946
Offices
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	3,642	2,752
Depreciation	(1,493)	(901)
Additions	1,780	1,791
Translation differences	(25)
Ending balance	3,904	3,642
Vehicles
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	266	53
Depreciation	(186)	(92)
Additions	36	320
Removal	(13)	(15)
Translation differences	(1)
Ending balance	102	266
Others
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	1,038	1,648
Depreciation	(1,278)	(1,142)
Additions	1,968	526
Translation differences	3	6
Ending balance	₩ 1,731	₩ 1,038